35 Related-party transactions (Details 3) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Other receivables - current	$ 19	$ 35
Other payables	(15)	(17)
SACME [member]
Disclosure of transactions between related parties [line items]
Other receivables - noncurrent	3	5
Other receivables - current	1	1
FIDUSSGR [member]
Disclosure of transactions between related parties [line items]
Other receivables - current	$ 18	$ 34